Cover	Dec. 27, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 27, 2024
Entity File Number	333-267995
Entity Registrant Name	JAAG ENTERPRISES LTD.
Entity Central Index Key	0001951051
Entity Tax Identification Number	38-4210123
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	1716 13 Avenue NW
Entity Address, City or Town	Calgary
Entity Address, State or Province	AB
Entity Address, Country	CA
Entity Address, Postal Zip Code	T2N 1L1
City Area Code	(403)
Local Phone Number	616-7221
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false